Five-year Schedule of Maturities of Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	€ 764	€ 767
Long-term borrowings	11,943	11,251
Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	764	767
Long-term borrowings	1,801	1,832
Not later than 1 year [member] | Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Long-term borrowings	500	500
12-24 months [member] | Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Long-term borrowings	82
Later than two years and not later than three years [member] | Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Long-term borrowings		84
Later than 5 years [member] | Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	764	767
Long-term borrowings	€ 1,219	€ 1,248